Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents		$ 4,161,818	$ 5,959,927
Restricted cash		1,000,000
Accounts receivable, net		2,349,374	2,085,776
Investment in marketable debt securities		2,275	243,284
Inventories		4,449,132	5,785,616
Notes receivable		143,112	393,442
Prepaid expenses and other current assets, net		627,090	126,208
Tax recoverable		938,979
Total current assets		14,281,045	16,721,583
Property, plant and equipment, net		2,424,572	2,367,136
Right-of-use assets – Operating lease		85,221	447,475
Deferred cost			989,793
Deposit		11,252
Deferred tax assets		91,971	79,626
Total non-current assets		2,613,016	3,884,030
TOTAL ASSETS		16,894,061	20,605,613
Current liabilities:
Bank loans – current		655,492	626,657
Operating lease liabilities – current			7,151
Operating lease liabilities – current – related parties		88,139	359,658
Accounts payable		1,359,470	2,857,028
Accruals and other current liabilities		760,992	281,991
Dividend payables		400,455
Contract liabilities		360,475	260,132
Income taxes payable			140,236
Total current liabilities		5,339,163	7,155,300
Non-current liabilities
Bank loans – non-current		1,381,750	2,014,375
Total non-current liabilities		1,381,750	2,102,514
TOTAL LIABILITIES		6,720,913	9,257,814
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$0.0000375 par value each; 1,360,000,000 shares authorized; 30,000,000 and 31,400,000 shares issued and outstanding, respectively (1)	[1]	1,178	1,125
Additional Paid-in Capital		4,297,632	256,410
Accumulated other comprehensive income/(loss)			(414)
Retained earnings		5,874,338	11,090,678
Total shareholders’ equity		10,173,148	11,347,799
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		16,894,061	20,605,613
Related Party
Current assets:
Accounts receivable, net – related parties		33,924	17,562
Due from related parties		575,341	2,109,768
Current liabilities:
Accounts payable – related parties		1,149,429	2,382,072
Due to related parties		564,711	240,375
Non-current liabilities
Operating lease liabilities – non-current – related parties			$ 88,139

[1]	Retroactively adjusted for the effects of the Stock Split (see Note 1).